THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________

                                 WST GROWTH FUND
                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated November 12, 2003

This Supplement to the Prospectus dated July 29, 2003 for the Institutional Class Shares of the WST Growth Fund ("Fund"), a series of The Nottingham Investment Trust II, includes updated information as described below. For further information, please contact the Fund toll-free at 1-800-525-3863. You may also obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o The "Fees and Expenses of the Fund" section on page 7 of the Prospectus should read as follows:

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.


--------------------------------------------------------------------------------
         Shareholder Fees For Institutional Class Shares
            (fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
 (as a percentage of offering price)                                   None
------------------------------------------------------------------ -------------
Maximum Deferred Sales Charge (Load)
 (as a percentage of amount redeemed)                                  None
------------------------------------------------------------------ -------------
Maximum Sales Charge (Load) Imposed On Reinvested Dividends            None
------------------------------------------------------------------ -------------
Redemption Fee                                                         None
------------------------------------------------------------------ -------------
Exchange Fee                                                           None
------------------------------------------------------------------ -------------

--------------------------------------------------------------------------------
  Annual Fund Operating Expenses For Institutional Class Shares
         (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                                       0.75 %
------------------------------------------------------------------ -------------
Distribution and/or Service (12b-1) Fees                              0.00 %
------------------------------------------------------------------ -------------
Other Expenses                                                        1.54 %
                                                                      ------
------------------------------------------------------------------ -------------
Total Annual Fund Operating Expenses                                  2.29 %*
                                                                      ======
------------------------------------------------------------------ -------------



* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Class Shares of the Fund for the fiscal year ended March 31, 2003. The Advisor has entered into an expense limitation agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.50% of the average daily net assets of the Institutional Class Shares of the Fund for the remainder of the fiscal year ending March 31, 2004, effective January 1, 2004. Prior to January 1, 2004, the expense limitation agreement provided that Total Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) were limited to not more than 1.75% of the average daily net assets of the Institutional Class Shares of the Fund for the fiscal year ending March 31, 2004. For the fiscal year ended March 31, 2003, actual net expenses were 1.75% of the average daily net assets of the Institutional Class Shares of the Fund. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous five (5) fiscal years, provided that the Fund's total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 2.50% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses you may pay over time by investing in the Institutional Class Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

    --------------------- ---------- ----------- ----------- ------------
       Period Invested      1 Year     3 Years     5 Years     10 Years
    --------------------- ---------- ----------- ----------- ------------
         Your Costs          $232       $715       $1,225       $2,626
    --------------------- ---------- ----------- ----------- ------------



o The first paragraph under the "Management of the Fund - Expense Limitation Agreement" section on page 8 of the Prospectus is modified as follows:

Expense Limitation Agreement. In the interest of continuing to limit expenses of the Fund, on November 10, 2003 the Advisor's expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), was amended effective January 1, 2004. Under this amendment, the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 2.50% of the average net assets of each class of shares for the remainder of the fiscal year to end March 31, 2004. Before the effective date of this amendment to the Expense Limitation Agreement, the Advisor is obligated to limit such expenses to 1.75% of such average net assets. The Expense Limitation Agreement is expected to continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended, ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.








          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                       THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________

                                 WST GROWTH FUND
                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated November 12, 2003

This Supplement to the Prospectus dated July 29, 2003 for the Investor Class Shares of the WST Growth Fund ("Fund"), a series of The Nottingham Investment Trust II, includes updated information as described below. For further information, please contact the Fund toll-free at 1-800-525-3863. You may also obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o The "Fees and Expenses of the Fund" section on page 7 of the Prospectus should read as follows:

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.

-------------------------------------------------------------------------------
          Shareholder Fees For Investor Class Shares
          (fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
 (as a percentage of offering price)                                  3.75 %
------------------------------------------------------------------ ------------
Maximum Deferred Sales Charge (Load)
 (as a percentage of amount redeemed)                                  None
------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed On Reinvested Dividends            None
------------------------------------------------------------------ ------------
Redemption Fee                                                         None
------------------------------------------------------------------ ------------
Exchange Fee                                                           None
------------------------------------------------------------------ ------------

-------------------------------------------------------------------------------
    Annual Fund Operating Expenses For Investor Class Shares
         (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
Management Fees                                                       0.75 %
------------------------------------------------------------------ ------------
Distribution and/or Service (12b-1) Fees                              0.50 %
------------------------------------------------------------------ ------------
Other Expenses                                                        1.54 %
                                                                      ------
------------------------------------------------------------------ ------------
Total Annual Fund Operating Expenses                                  2.79 %*
                                                                      ======
------------------------------------------------------------------ ------------



* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Class Shares of the Fund for the fiscal year ended March 31, 2003. The Advisor has entered into an expense limitation agreement with the
  Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.50% of the average daily net assets of the Investor Class Shares of the Fund for the remainder of the fiscal year ending March 31, 2004, effective January 1, 2004. Prior to January 1, 2004, the expense limitation agreement provided that Total Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) were limited to not more than 1.75% of the average daily net assets of the Investor Class Shares of the Fund for the fiscal year ending March 31, 2004. For the fiscal year ended March 31, 2003, actual net expenses were 2.25% of the average daily net assets of the Investor Class Shares of the Fund. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous five (5) fiscal years, provided that the Fund's total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 2.50% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses you may pay over time by investing in the Investor Class Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.


    --------------------- ---------- ----------- ----------- ------------
       Period Invested      1 Year     3 Years     5 Years     10 Years
    --------------------- ---------- ----------- ----------- ------------
         Your Costs          $647      $1,208      $1,794       $3,377
    --------------------- ---------- ----------- ----------- ------------



o The first paragraph under the "Management of the Fund - Expense Limitation Agreement" section on page 8 of the Prospectus is modified as follows:

Expense Limitation Agreement. In the interest of continuing to limit expenses of the Fund, on November 10, 2003 the Advisor's expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), was amended effective January 1, 2004. Under this amendment, the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 2.50% of the average net assets of each class of shares for the remainder of the fiscal year to end March 31, 2004. Before the effective date of this amendment to the Expense Limitation Agreement, the Advisor is obligated to limit such expenses to 1.75% of such average net assets. The Expense Limitation Agreement is expected to continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended, ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.








          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                       THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________

                                 WST GROWTH FUND
                                 CLASS C SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated November 12, 2003

This Supplement to the Prospectus dated July 29, 2003 for the Class C Shares of the WST Growth Fund ("Fund"), a series of The Nottingham Investment Trust II, includes updated information as described below. For further information, please contact the Fund toll-free at 1-800-525-3863. You may also obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o The "Fees and Expenses of the Fund" section on page 7 of the Prospectus should read as follows:

The tables below describe the fees and expenses that you may pay if you buy and hold Class C Shares of the Fund.

-------------------------------------------------------------------------------
            Shareholder Fees For Class C Shares
          (fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
 (as a percentage of offering price)                                   None
------------------------------------------------------------------ -------------
Maximum Deferred Sales Charge (Load)
 (as a percentage of amount redeemed)                                  None
------------------------------------------------------------------ -------------
Maximum Sales Charge (Load) Imposed On Reinvested Dividends            None
------------------------------------------------------------------ -------------
Redemption Fee                                                         None
------------------------------------------------------------------ -------------
Exchange Fee                                                           None
------------------------------------------------------------------ -------------

-------------------------------------------------------------------------------
       Annual Fund Operating Expenses For Class C Shares
        (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
Management Fees                                                       0.75 %
------------------------------------------------------------------ ------------
Distribution and/or Service (12b-1) Fees                              0.75 %
------------------------------------------------------------------ -------------
Other Expenses                                                        1.53 %
                                                                      ------
------------------------------------------------------------------ -------------
Total Annual Fund Operating Expenses                                  3.03 %*
                                                                      ======
------------------------------------------------------------------ -------------



* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Class C Shares of the Fund for the fiscal year ended March 31, 2003. The Advisor has entered into an expense limitation agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1
  Plan) to not more than 2.50% of the average daily net assets of the Class C Shares of the Fund for the remainder of the fiscal year ending March 31, 2004, effective January 1, 2004. Prior to January 1, 2004, the expense limitation agreement provided that Total Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) were limited to not more than 1.75% of the average daily net assets of the Class C Shares of the Fund for the fiscal year ending March 31, 2004. For the fiscal year ended March 31, 2003, actual net expenses were 2.50% of the average daily net assets of the Class C Shares of the Fund. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous five (5) fiscal years, provided that the Fund's total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 2.50% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses you may pay over time by investing in the Class C Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

    --------------------- ---------- ----------- ----------- ------------
       Period Invested      1 Year     3 Years     5 Years     10 Years
    --------------------- ---------- ----------- ----------- ------------
         Your Costs          $306        $936      $1,591       $3,346
    --------------------- ---------- ----------- ----------- ------------



o The first paragraph under the "Management of the Fund - Expense Limitation Agreement" section on page 8 of the Prospectus is modified as follows:

Expense Limitation Agreement. In the interest of continuing to limit expenses of the Fund, on November 10, 2003 the Advisor's expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), was amended effective January 1, 2004. Under this amendment, the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 2.50% of the average net assets of each class of shares for the remainder of the fiscal year to end March 31, 2004. Before the effective date of this amendment to the Expense Limitation Agreement, the Advisor is obligated to limit such expenses to 1.75% of such average net assets. The Expense Limitation Agreement is expected to continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended, ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.








          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------